COMMITMENTS AND CONTINGENCIES - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Loss Contingencies [Line Items]
Agreement term	2 years
Minimum
Loss Contingencies [Line Items]
Minimum annual purchase obligation	$ 10.2
Repauno
Loss Contingencies [Line Items]
Potential milestone payment	15.0
Loss contingency accrual, payments	$ 5.0